PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, net (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Property and equipment, gross	€ 15,573	€ 12,661
Less: accumulated depreciation and amortization	(9,686)	(8,916)
Total	5,887	3,745
Equipment
Property and equipment
Property and equipment, gross	11,900	9,553
Furniture, fixture, and fittings and other
Property and equipment
Property and equipment, gross	€ 3,672	€ 3,108